Class K | iShares Russell 2000 Small-Cap Index Fund
Fund Overview <br/><br/> Key Facts About iShares Russell 2000 Small-Cap Index Fund
Investment Objective
The investment objective of iShares Russell 2000 Small-Cap Index Fund (“Russell 2000 Small-Cap Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of Russell 2000 Small-Cap Index Fund.
Annual Fund Operating Expenses<br/>(expenses that you pay each year as a<br/>percentage of the value of your investment)
Annual Fund Operating Expenses	Class K iShares Russell 2000 Small-Cap Index Fund Class K Shares	[2]
Management Fee	0.01%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%	[3]
Administration Fees	0.04%
Miscellaneous Other Expenses	0.05%	[4]
Total Annual Fund Operating Expenses	0.10%	[3]
Fee Waivers and/or Expense Reimbursements	(0.03%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.07%	[1],[5]
[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Series’ assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Series.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Russell 2000 Small-Cap Index Fund and Russell 2000 Small-Cap Index Fund’s share of the allocated expenses of Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”). Management fees are paid by the Series.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.
[4]	Miscellaneous Other Expenses have been restated to reflect current fees.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.07% (for Class K Shares) through April 30, 2021. In addition to the contractual waiver with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2021. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or of the Master LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Series, as applicable.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class K | iShares Russell 2000 Small-Cap Index Fund | Class K Shares | USD ($)	7	26	50	122

Portfolio Turnover:
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect Russell 2000 Small-Cap Index Fund’s performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Russell 2000 Small-Cap Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund is a “feeder” fund that invests all of its assets in the Series, a series of the Master LLC, which has the same investment objective and strategies as the Fund. All investments are made at the Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Series. For simplicity, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Series.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Russell 2000 Small-Cap Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 2000 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

  Index-Related Risk — There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Passive Investment Risk — Because BlackRock does not select individual companies in the index that the Fund tracks, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
Class K Shares of Russell 2000 Small-Cap Index Fund commenced operations on March 31, 2011. As a result, the returns in the chart and table for Class K Shares, prior to their commencement of operations on March 31, 2011, show the performance of the Fund’s Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.
Class K Shares<br/>ANNUAL TOTAL RETURNS<br/>Russell 2000 Small-Cap Index Fund<br/>As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 20.61% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.91% (quarter ended September 30, 2011).
As of 12/31/18<br/>Average Annual Total Returns
Average Annual Total Returns - Class K - iShares Russell 2000 Small-Cap Index Fund	1 Year	5 Years	10 Years
Class K Shares	(10.93%)	4.45%	11.93%
Class K Shares | Return After Taxes on Distributions	(11.94%)	3.07%	10.88%
Class K Shares | Return After Taxes on Distributions and Sale of Fund Shares	(5.98%)	3.23%	9.68%
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)	(11.01%)	4.41%	11.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.